UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund: S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) Covered Call Fund Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 06/30/05

Item 1 - Report to Stockholders

                             S&P 500(R)
                             Covered Call Fund Inc.

Semi-Annual Report
June 30, 2005

IQ INVESTMENT                              PEA Capital
   ADVISORS                                A company of Allianz Global Investors

S&P 500(R) Covered Call Fund Inc.

Portfolio Information as of June 30, 2005

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
General Electric Co. ..............................................         3.4%
Exxon Mobil Corp. .................................................         3.3
Microsoft Corp. ...................................................         2.3
Citigroup, Inc. ...................................................         2.2
Pfizer, Inc. ......................................................         1.9
Johnson & Johnson .................................................         1.8
Bank of America Corp. .............................................         1.7
Wal-Mart Stores, Inc. .............................................         1.5
Intel Corp. .......................................................         1.5
American International Group, Inc. ................................         1.4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries*                                              Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .......................................         7.5%
Pharmaceuticals ...................................................         7.1
Commercial Banks ..................................................         5.8
Industrial Conglomerates ..........................................         4.5
Insurance .........................................................         4.4
--------------------------------------------------------------------------------

                                                                      Percent of
S&P Sector* Weightings                                         Total Investments
--------------------------------------------------------------------------------
Financials ........................................................        20.2%
Information Technology ............................................        15.1
Health Care .......................................................        13.3
Consumer Discretionary ............................................        11.4
Industrials .......................................................        11.1
Consumer Staples ..................................................        10.1
Energy ............................................................         8.8
Utilities .........................................................         3.4
Telecommunication Services ........................................         3.2
Materials .........................................................         2.9
Other** ...........................................................         0.5
--------------------------------------------------------------------------------
* For Fund compliance purposes, "Industries" and "Sector" mean any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.
**    Includes portfolio holdings in options and short-term investments.

        S&P 500 is a registered trademark of the McGraw-Hill Companies.


2           S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

A Letter From the President

Dear Shareholder

As you know, the investment objective of the S&P 500(R) Covered Call Fund Inc. (the "Fund") is to provide total returns, exclusive of fees and expenses, linked to the annual performance of the CBOE S&P 500 BuyWrite IndexSM (the "BXM Index"). The BXM Index is a passive, total return index that is based on buying the common stocks of all of the companies included in the Standard and Poor's 500(R) Composite Stock Price Index (the "S&P 500(R) Index"), weighted in the same proportion as in the S&P 500(R) Index, and writing (selling) call options on the S&P 500(R) Index. It is not possible to make a direct investment in the BXM Index.

The BXM Index returned +.42% from the inception of the Fund (March 31, 2005) through June 30, 2005. Over the same period, the Fund returned +.06% (as measured by change in net asset value plus dividend reinvestment). By way of comparison, the performance of the S&P 500 Index, over the same period, was +1.37%. The BXM Index, and consequently the Fund, underperformed the S&P 500 Index over this period as a result of its call writing strategy. The S&P 500 Index was particularly strong from June 10, 2005 to June 17, 2005, and the Fund's short calls capped its participation in this move. The Fund's performance over this period is consistent with our expectations.

The Fund declared and paid its first dividend in June ($1.00 per share).

IQ Investment Advisors continues to take a non-traditional approach to asset management by seeking to identify specific economic or strategic investment themes that aim to fulfill particular investor needs. We encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead during the second half of 2005. We thank you for trusting IQ Investment Advisors with your investment assets, and we look forward to serving you in the months and years ahead.

                                        Sincerely,


                                        /s/ Mitchell M. Cox

                                        Mitchell M. Cox
                                        President, IQ Investment Advisors LLC


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005            3

A Discussion With Your Fund's Portfolio Manager

      We are pleased to provide you with this first shareholder report for S&P 500(R) Covered Call Fund Inc. (the "Fund"). While the Fund is advised by IQ Investment Advisors LLC, the following discussion is provided to you by PEA Capital LLC, the Fund's subadviser.

How has the Fund performed since its inception?

Since inception (March 31, 2005) through June 30, 2005, the Common Stock of the Fund had a total investment return of +.06%, based on a change in per share net asset value from $19.10 to $18.11, and assuming reinvestment of all distributions in additional Fund shares. The Fund's investment objective is to seek total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE BuyWrite (BXM) Index. The BXM Index posted a return of +.42% for the same period.

The Fund continued to meet its goal of closely replicating the BXM BuyWrite strategy by investing 100% of its funds in stocks included in the S&P 500 Index and writing at the money S&P Index call options, which have an aggregate "notional amount" approximately equal to the net asset value of the Fund's stock portfolio. Since March 31, 2005 (the Fund's inception) through June 30, 2005, the S&P 500 Index posted a +1.37% return.

For a description of the Fund's total investment return based on a change in per share market value of the Fund's Common Stock (as measured by the trading price of the Fund's shares on the New York Stock Exchange), and assuming reinvestment of dividends, please refer to the Financial Highlights section of this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or a discount to the Fund's net asset value. As a result, total investment returns based on changes in the market value of the Fund's Common Stock can vary significantly from total investment returns based on changes in the Fund's net asset value.

Describe the market environment during the period.

During the second quarter of 2005, we saw the broader markets experience a small correction in April and then head higher for the remainder of the quarter. During mid April, the Chicago Board of Options Exchange Volatility Index (VIX), which is a widely used measure of market risk, had a substantial rally, giving a significant boost to S&P 500 Index-implied volatility levels. Throughout the remainder of the quarter, the VIX subsided and implied volatility levels declined.

How have you managed the portfolio since its inception?

The Fund sells at the money S&P 500 call options with a one month duration. Options generally are sold every third Friday of the month and cash is settled at expiration. In addition to the option positions, we actively rebalance the underlying S&P 500 Index individual stock positions to ensure that the weight of each individual security in the Fund matches its weight in the S&P 500 Index as closely as practicable.

How would you characterize the portfolio's position at the close of the period?

As of the date of the report, the Fund is invested in all 500 stocks included in the S&P 500 Index and has written index call options in accordance with its investment strategy.

Greg Tournant
Portfolio Manager

July 27, 2005


4           S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

Schedule of Investments

                                                                   Shares
Industry*       Common Stocks                                        Held         Value
===========================================================================================
Aerospace & Defense--2.3%
                Boeing Co.                                         23,451     $   1,547,766
                General Dynamics Corp.                              5,687           622,954
                Goodrich Corp.                                      3,421           140,124
                Honeywell International, Inc.                      24,209           886,776
                L-3 Communications Holdings, Inc.                   3,369           257,998
                Lockheed Martin Corp.                              11,466           743,799
                Northrop Grumman Corp.                             10,184           562,666
                Raytheon Co.                                       12,830           501,910
                Rockwell Collins, Inc.                              5,057           241,118
                United Technologies Corp.                          29,050         1,491,718
                                                                              -------------
                                                                                  6,996,829
-------------------------------------------------------------------------------------------
Air Freight & Logistics--0.9%
                FedEx Corp.                                         8,573           694,499
                Ryder System, Inc.                                  1,827            66,868
                United Parcel Service, Inc. Class B                31,613         2,186,355
                                                                              -------------
                                                                                  2,947,722
-------------------------------------------------------------------------------------------
Airlines--0.1%
                Delta Air Lines, Inc. (a)                           4,077            15,330
                Southwest Airlines Co.                             20,935           291,625
                                                                              -------------
                                                                                    306,955
-------------------------------------------------------------------------------------------
Auto Components--0.2%
                Cooper Tire & Rubber Co.                            1,813            33,667
                Dana Corp.                                          4,264            64,003
                Delphi Corp.                                       15,927            74,061
                The Goodyear Tire & Rubber Co. (a)                  4,993            74,396
                Johnson Controls, Inc.                              5,450           306,999
                Visteon Corp.                                       3,656            22,046
                                                                              -------------
                                                                                    575,172
-------------------------------------------------------------------------------------------
Automobiles--0.5%
                Ford Motor Co.                                     52,227           534,804
                General Motors Corp.                               16,048           545,632
                Harley-Davidson, Inc.                               8,079           400,718
                                                                              -------------
                                                                                  1,481,154
-------------------------------------------------------------------------------------------
Beverages--2.2%
                Anheuser-Busch Cos., Inc.                          22,033         1,008,010
                Brown-Forman Corp. Class B                          2,559           154,717
                The Coca-Cola Co.                                  64,230         2,681,603
                Coca-Cola Enterprises, Inc.                        10,014           220,408
                Molson Coors Brewing Co. Class B                    2,229           138,198
                Pepsi Bottling Group, Inc.                          5,562           159,129
                PepsiCo, Inc.                                      47,521         2,562,808
                                                                              -------------
                                                                                  6,924,873
-------------------------------------------------------------------------------------------
Biotechnology--1.3%
                Amgen, Inc. (a)                                    35,118         2,123,234
                Applera Corp.--Applied Biosystems
                Group                                               5,602           110,191
                Biogen Idec, Inc. (a)                               9,781           336,955
                Chiron Corp. (a)                                    4,203           146,643
                Genzyme Corp. (a)                                   7,160           430,244
                Gilead Sciences, Inc. (a)                          12,822           564,040
                Medimmune, Inc. (a)                                 7,037           188,029
                                                                              -------------
                                                                                  3,899,336
-------------------------------------------------------------------------------------------
Building Products--0.2%
                American Standard Cos., Inc.                        5,070           212,534
                Masco Corp.                                        12,308           390,902
                                                                              -------------
                                                                                    603,436
-------------------------------------------------------------------------------------------
Capital Markets--2.7%
                The Bank of New York Co., Inc.                     22,091           635,779
                The Bear Stearns Cos., Inc.                         3,226           335,310
                The Charles Schwab Corp.                           32,337           364,761
                E*Trade Financial Corp. (a)                        10,457           146,293
                Federated Investors, Inc. Class B                   2,692            80,787
                Franklin Resources, Inc.                            5,624           432,936
                Goldman Sachs Group, Inc.                          12,540         1,279,331
                Janus Capital Group, Inc.                           6,439            96,843
                Lehman Brothers                                     7,850           779,348
                Mellon Financial Corp.                             12,010           344,567
                Merrill Lynch & Co., Inc. (b)                      26,829         1,475,863
                Morgan Stanley                                     31,092         1,631,397
                Northern Trust Corp.                                5,771           263,100
                State Street Corp.                                  9,393           453,212
                T. Rowe Price Group, Inc.                           3,504           219,350
                                                                              -------------
                                                                                  8,538,877
-------------------------------------------------------------------------------------------
Chemicals--1.6%
                Air Products & Chemicals, Inc.                      6,507           392,372
                The Dow Chemical Co.                               27,279         1,214,734
                E.I. du Pont de Nemours & Co.                      28,269         1,215,850
                Eastman Chemical Co.                                2,280           125,742
                Ecolab, Inc.                                        6,234           201,732
                Engelhard Corp.                                     3,424            97,755
                Great Lakes Chemical Corp.                          1,478            46,513
                Hercules, Inc. (a)                                  3,207            45,379
                International Flavors & Fragrances, Inc.            2,511            90,948
                Monsanto Co.                                        7,611           478,504
                PPG Industries, Inc.                                4,873           305,829
                Praxair, Inc.                                       9,180           427,788
                Rohm & Haas Co.                                     5,478           253,851
                Sigma-Aldrich Corp.                                 1,954           109,502
                                                                              -------------
                                                                                  5,006,499
-------------------------------------------------------------------------------------------
Commercial Banks--5.8%
                AmSouth Bancorp                                    10,017           260,442
                BB&T Corp.                                         15,505           619,735
                Bank of America Corp.                             114,126         5,205,287
                Comerica, Inc.                                      4,790           276,862
                Compass Bancshares, Inc.                            3,518           158,310
                Fifth Third Bancorp                                14,806           610,155
                First Horizon National Corp.                        3,524           148,713
                Huntington Bancshares, Inc.                         6,593           159,155
                Keycorp                                            11,569           383,512
                M&T Bank Corp.                                      2,770           291,293
                Marshall & Ilsley Corp.                             6,043           268,611
                National City Corp.                                16,864           575,400
                North Fork Bancorporation, Inc.                    13,554           380,732
                PNC Financial Services Group, Inc.                  8,046           438,185
                Regions Financial Corp.                            13,165           446,030
                SunTrust Banks, Inc.                                9,643           696,610
                Synovus Financial Corp.                             8,829           253,127
                U.S. Bancorp                                       52,012         1,518,750
                Wachovia Corp.                                     44,737         2,218,955
                Wells Fargo & Co.                                  47,885         2,948,758
                Zions Bancorporation                                2,546           187,207
                                                                              -------------
                                                                                 18,045,829
-------------------------------------------------------------------------------------------


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005            5

                                                                   Shares
Industry*       Common Stocks                                        Held         Value
===========================================================================================
Commercial Services & Supplies--0.8%
                Allied Waste Industries, Inc. (a)                   7,677     $      60,879
                Avery Dennison Corp.                                2,885           152,790
                Cendant Corp.                                      29,843           667,588
                Cintas Corp.                                        4,250           164,050
                Equifax, Inc.                                       3,685           131,591
                Monster Worldwide, Inc. (a)                         3,431            98,401
                Pitney Bowes, Inc.                                  6,526           284,207
                RR Donnelley & Sons Co.                             6,053           208,889
                Robert Half International, Inc.                     4,527           113,039
                Waste Management, Inc.                             16,121           456,869
                                                                              -------------
                                                                                  2,338,303
-------------------------------------------------------------------------------------------
Communications Equipment--2.6%
                ADC Telecommunications, Inc. (a)                    3,293            71,689
                Andrew Corp. (a)                                    4,610            58,824
                Avaya, Inc. (a)                                    13,539           112,644
                Ciena Corp. (a)                                    16,362            34,197
                Cisco Systems, Inc. (a)                           181,358         3,465,751
                Comverse Technology, Inc. (a)                       5,684           134,427
                Corning, Inc. (a)                                  41,128           683,547
                JDS Uniphase Corp. (a)                             41,096            62,466
                Lucent Technologies, Inc. (a)                     125,721           365,848
                Motorola, Inc.                                     69,591         1,270,732
                Qualcomm, Inc.                                     46,359         1,530,311
                Scientific-Atlanta, Inc.                            4,325           143,893
                Tellabs, Inc. (a)                                  12,723           110,690
                                                                              -------------
                                                                                  8,045,019
-------------------------------------------------------------------------------------------
Computers & Peripherals--3.5%
                Apple Computer, Inc. (a)                           23,382           860,691
                Dell, Inc. (a)                                     68,708         2,714,653
                EMC Corp. (a)                                      68,188           934,857
                Gateway, Inc. (a)                                   8,430            27,819
                Hewlett-Packard Co.                                81,909         1,925,681
                International Business Machines Corp.              45,784         3,397,173
                Lexmark International, Inc. Class A (a)             3,594           232,999
                NCR Corp. (a)                                       5,301           186,171
                Network Appliance, Inc. (a)                        10,392           293,782
                QLogic Corp. (a)                                    2,589            79,922
                Sun Microsystems, Inc. (a)                         96,658           360,534
                                                                              -------------
                                                                                 11,014,282
-------------------------------------------------------------------------------------------
Construction & Engineering--0.0%
                Fluor Corp.                                         2,457           141,499
-------------------------------------------------------------------------------------------
Construction Materials--0.1%
                Vulcan Materials Co.                                2,902           188,601
-------------------------------------------------------------------------------------------
Consumer Finance--1.3%
                American Express Co.                               33,236         1,769,152
                Capital One Financial Corp.                         7,155           572,472
                MBNA Corp.                                         35,975           941,106
                Providian Financial Corp. (a)                       8,350           147,211
                SLM Corp.                                          11,906           604,825
                                                                              -------------
                                                                                  4,034,766
-------------------------------------------------------------------------------------------
Containers & Packaging--0.2%
                Ball Corp.                                          3,126           112,411
                Bemis Co.                                           3,042            80,735
                Pactiv Corp. (a)                                    4,236            91,413
                Sealed Air Corp. (a)                                2,376           118,301
                Temple-Inland, Inc.                                 3,533           131,251
                                                                              -------------
                                                                                    534,111
-------------------------------------------------------------------------------------------
Distributors--0.1%
                Genuine Parts Co.                                   4,951           203,437
-------------------------------------------------------------------------------------------
Diversified Consumer Services--0.2%
                Apollo Group, Inc. Class A (a)                      4,640           362,941
                H&R Block, Inc.                                     4,691           273,720
                                                                              -------------
                                                                                    636,661
-------------------------------------------------------------------------------------------
Diversified Financial Services--3.6%
                CIT Group, Inc.                                     5,974           256,703
                Citigroup, Inc.                                   147,630         6,824,935
                JPMorgan Chase & Co.                               99,856         3,526,914
                Moody's Corp.                                       7,839           352,441
                Principal Financial Group                           8,337           349,320
                                                                              -------------
                                                                                 11,310,313
-------------------------------------------------------------------------------------------
Diversified Telecommunication Services--2.8%
                AT&T Corp.                                         22,736           432,893
                Alltel Corp.                                        9,282           578,083
                BellSouth Corp.                                    51,962         1,380,630
                CenturyTel, Inc.                                    3,726           129,031
                Citizens Communications Co.                         9,667           129,924
                Qwest Communications International
                Inc. (a)                                           47,454           176,054
                SBC Communications, Inc.                           93,738         2,226,278
                Sprint Corp.                                       41,993         1,053,604
                Verizon Communications, Inc.                       78,529         2,713,177
                                                                              -------------
                                                                                  8,819,674
-------------------------------------------------------------------------------------------
Electric Utilities--2.2%
                Allegheny Energy, Inc. (a)                          4,613           116,340
                Ameren Corp.                                        5,770           319,081
                American Electric Power Co., Inc.                  10,898           401,809
                Centerpoint Energy, Inc.                            8,245           108,916
                Cinergy Corp.                                       5,629           252,292
                Consolidated Edison, Inc.                           6,899           323,149
                DTE Energy Co.                                      4,944           231,231
                Edison International                                9,247           374,966
                Entergy Corp.                                       6,016           454,509
                Exelon Corp.                                       18,989           974,705
                FPL Group, Inc.                                    11,124           467,875
                FirstEnergy Corp.                                   9,361           450,358
                PG&E Corp.                                         10,504           394,320
                PPL Corp.                                           5,384           319,702
                Pinnacle West Capital Corp.                         2,740           121,793
                Progress Energy, Inc.                               7,058           319,304
                The Southern Co.                                   21,123           732,334
                TECO Energy, Inc.                                   5,874           111,077
                Xcel Energy, Inc.                                  11,416           222,840
                                                                              -------------
                                                                                  6,696,601
-------------------------------------------------------------------------------------------
Electrical Equipment--0.4%
                American Power Conversion Corp.                     5,147           121,418
                Cooper Industries Ltd. Class A                      2,636           168,440
                Emerson Electric Co.                               11,826           740,662
                Rockwell Automation, Inc.                           4,961           241,650
                                                                              -------------
                                                                                  1,272,170
-------------------------------------------------------------------------------------------


6           S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

                                                                   Shares
Industry*       Common Stocks                                        Held         Value
===========================================================================================
Electronic Equipment & Instruments--0.3%
                Agilent Technologies, Inc. (a)                     12,272     $     282,501
                Jabil Circuit, Inc. (a)                             5,226           160,595
                Molex, Inc.                                         4,770           124,211
                Sanmina-SCI Corp. (a)                              14,915            81,585
                Solectron Corp. (a)                                27,590           104,566
                Symbol Technologies, Inc.                           6,890            68,004
                Tektronix, Inc.                                     2,512            58,454
                                                                              -------------
                                                                                    879,916
-------------------------------------------------------------------------------------------
Energy Equipment & Services--1.3%
                BJ Services Co.                                     4,603           241,565
                Baker Hughes, Inc.                                  9,615           491,903
                Halliburton Co.                                    14,353           686,360
                Nabors Industries Ltd. (a)                          4,222           255,938
                National Oilwell Varco, Inc. (a)                    4,882           232,090
                Noble Corp.                                         3,855           237,121
                Rowan Cos., Inc.                                    3,074            91,329
                Schlumberger Ltd.                                  16,721         1,269,793
                Transocean, Inc. (a)                                9,256           499,546
                                                                              -------------
                                                                                  4,005,645
-------------------------------------------------------------------------------------------
Food & Staples Retailing--2.9%
                Albertson's, Inc.                                  10,454           216,189
                CVS Corp.                                          22,988           668,261
                Costco Wholesale Corp.                             13,555           607,535
                The Kroger Co. (a)                                 20,682           393,578
                Safeway, Inc.                                      12,721           287,367
                Supervalu, Inc.                                     3,862           125,940
                Sysco Corp.                                        17,965           650,153
                Wal-Mart Stores, Inc.                              94,944         4,576,301
                Walgreen Co.                                       29,015         1,334,400
                                                                              -------------
                                                                                  8,859,724
-------------------------------------------------------------------------------------------
Food Products--1.2%
                Archer-Daniels-Midland Co.                         17,702           378,469
                Campbell Soup Co.                                   9,215           283,546
                ConAgra Foods, Inc.                                14,698           340,406
                General Mills, Inc.                                10,492           490,921
                HJ Heinz Co.                                        9,935           351,898
                The Hershey Co.                                     6,171           383,219
                Kellogg Co.                                         9,922           440,934
                McCormick & Co., Inc.                               3,840           125,491
                Sara Lee Corp.                                     22,350           442,754
                Wm. Wrigley Jr. Co.                                 5,558           382,613
                                                                              -------------
                                                                                  3,620,251
-------------------------------------------------------------------------------------------
Gas Utilities--0.2%
                KeySpan Corp.                                       4,909           199,796
                Nicor, Inc.                                         1,244            51,215
                NiSource, Inc.                                      7,715           190,792
                Peoples Energy Corp.                                1,079            46,893
                                                                              -------------
                                                                                    488,696
-------------------------------------------------------------------------------------------
Health Care Equipment & Supplies--2.2%
                Bausch & Lomb, Inc.                                 1,520           126,160
                Baxter International, Inc.                         17,616           653,554
                Becton Dickinson & Co.                              7,159           375,633
                Biomet, Inc.                                        7,140           247,330
                Boston Scientific Corp. (a)                        21,280           574,560
                CR Bard, Inc.                                       2,984           198,466
                Fisher Scientific International (a)                 3,409           221,244
                Guidant Corp.                                       9,224           620,775
                Hospira, Inc. (a)                                   4,487           174,993
                Medtronic, Inc.                                    34,325         1,777,692
                Millipore Corp. (a)                                 1,417            80,386
                PerkinElmer, Inc.                                   3,680            69,552
                St. Jude Medical, Inc. (a)                         10,283           448,442
                Stryker Corp.                                      10,640           506,038
                Thermo Electron Corp. (a)                           4,574           122,903
                Waters Corp. (a)                                    3,332           123,850
                Zimmer Holdings, Inc. (a)                           7,009           533,876
                                                                              -------------
                                                                                  6,855,454
-------------------------------------------------------------------------------------------
Health Care Providers & Services--2.8%
                Aetna, Inc. New Shares                              8,243           682,685
                AmerisourceBergen Corp.                             2,993           206,966
                Cardinal Health, Inc.                              12,155           699,885
                Caremark Rx, Inc. (a)                              12,874           573,150
                Cigna Corp.                                         3,719           398,045
                Express Scripts, Inc. (a)                           4,212           210,516
                HCA, Inc.                                          11,894           674,033
                Health Management Associates, Inc. Class A          6,997           183,181
                Humana, Inc. (a)                                    4,594           182,566
                IMS Health, Inc.                                    6,431           159,296
                Laboratory Corp. of America Holdings (a)            3,821           190,668
                Manor Care, Inc.                                    2,453            97,458
                McKesson Corp.                                      8,377           375,206
                Medco Health Solutions, Inc. (a)                    7,866           419,730
                Quest Diagnostics                                   5,169           275,353
                Tenet Healthcare Corp. (a)                         13,298           162,768
                United Health Group, Inc.                          35,931         1,873,442
                WellPoint, Inc. (a)                                17,386         1,210,761
                                                                              -------------
                                                                                  8,575,709
-------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.5%
                Carnival Corp.                                     14,956           815,850
                Darden Restaurants, Inc.                            4,136           136,405
                Harrah's Entertainment, Inc.                        5,155           371,521
                Hilton Hotels Corp.                                10,836           258,439
                International Game Technology                       9,757           274,660
                Marriott International, Inc. Class A                5,633           384,283
                McDonald's Corp.                                   35,969           998,140
                Starbucks Corp. (a)                                11,062           571,463
                Starwood Hotels & Resorts Worldwide, Inc.           6,135           359,327
                Wendy's International, Inc.                         3,263           155,482
                Yum! Brands, Inc.                                   8,222           428,202
                                                                              -------------
                                                                                  4,753,772
-------------------------------------------------------------------------------------------
Household Durables--0.6%
                Black & Decker Corp.                                2,271           204,049
                Centex Corp.                                        3,630           256,532
                Fortune Brands, Inc.                                4,128           366,566
                KB HOME                                             2,364           180,208
                Leggett & Platt, Inc.                               5,383           143,080
                Maytag Corp.                                        2,263            35,439
                Newell Rubbermaid, Inc.                             7,812           186,238
                Pulte Homes, Inc.                                   3,368           283,754
                Snap-On, Inc.                                       1,640            56,252
                The Stanley Works                                   2,139            97,410
                Whirlpool Corp.                                     1,899           133,139
                                                                              -------------
                                                                                  1,942,667
-------------------------------------------------------------------------------------------


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005            7

                                                                   Shares
Industry*       Common Stocks                                        Held         Value
===========================================================================================
Household Products--1.8%
                Clorox Co.                                          4,375     $     243,775
                Colgate-Palmolive Co.                              14,848           741,064
                Kimberly-Clark Corp.                               13,577           849,784
                Procter & Gamble Co.                               70,224         3,704,316
                                                                              -------------
                                                                                  5,538,939
-------------------------------------------------------------------------------------------
IT Services--1.1%
                Affiliated Computer Services, Inc.
                Class A (a)                                         3,590           183,449
                Automatic Data Processing, Inc.                    16,555           694,813
                Computer Sciences Corp. (a)                         5,225           228,333
                Convergys Corp. (a)                                 4,036            57,392
                Electronic Data Systems Corp.                      14,725           283,456
                First Data Corp.                                   22,098           887,014
                Fiserv, Inc. (a)                                    5,429           233,176
                Paychex, Inc.                                      10,097           328,556
                Sabre Holdings Corp. Class A                        3,717            74,154
                Sungard Data Systems, Inc. (a)                      8,237           289,695
                Unisys Corp. (a)                                    9,616            60,869
                                                                              -------------
                                                                                  3,320,907
-------------------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders--0.7%
                The AES Corp. (a)                                  18,537           303,636
                Calpine Corp. (a)                                  15,269            51,915
                Constellation Energy Group, Inc.                    5,039           290,700
                Duke Energy Corp.                                  26,298           781,840
                Dynegy, Inc. Class A (a)                            9,421            45,786
                TXU Corp.                                           6,802           565,178
                                                                              -------------
                                                                                  2,039,055
-------------------------------------------------------------------------------------------
Industrial Conglomerates--4.5%
                3M Co.                                             21,840         1,579,032
                General Electric Co.                              300,979        10,428,922
                Textron, Inc.                                       3,831           290,581
                Tyco International Ltd.                            57,312         1,673,510
                                                                              -------------
                                                                                 13,972,045
-------------------------------------------------------------------------------------------
Insurance--4.4%
                ACE Ltd.                                            8,158           365,886
                AMBAC Financial Group, Inc.                         3,076           214,582
                AON Corp.                                           9,020           225,861
                Aflac, Inc.                                        14,238           616,221
                The Allstate Corp.                                 18,964         1,133,099
                American International Group, Inc.                 73,640         4,278,484
                Chubb Corp.                                         5,544           474,622
                Cincinnati Financial Corp.                          4,725           186,921
                Hartford Financial Services Group, Inc.             8,419           629,573
                Jefferson-Pilot Corp.                               3,850           194,117
                Lincoln National Corp.                              4,939           231,738
                Loews Corp.                                         4,532           351,230
                MBIA, Inc.                                          3,842           227,869
                Marsh & McLennan Cos., Inc.                        15,122           418,879
                Metlife, Inc.                                      20,812           935,291
                The Progressive Corp.                               5,642           557,486
                Prudential Financial, Inc.                         14,814           972,687
                Safeco Corp.                                        3,619           196,656
                The St. Paul Travelers Cos., Inc.                  19,121           755,853
                Torchmark Corp.                                     2,956           154,303
                UnumProvident Corp.                                 8,451           154,822
                XL Capital Ltd. Class A                             3,977           295,968
                                                                              -------------
                                                                                 13,572,148
-------------------------------------------------------------------------------------------
Internet & Catalog Retail--0.4%
                eBay, Inc. (a)                                     34,475         1,138,020
-------------------------------------------------------------------------------------------
Internet Software & Services--0.4%
                Yahoo!, Inc. (a)                                   37,253         1,290,816
-------------------------------------------------------------------------------------------
Leisure Equipment & Products--0.2%
                Brunswick Corp.                                     2,755           119,347
                Eastman Kodak Co.                                   8,148           218,774
                Hasbro, Inc.                                        4,757            98,898
                Mattel, Inc.                                       11,683           213,799
                                                                              -------------
                                                                                    650,818
-------------------------------------------------------------------------------------------
Machinery--1.4%
                Caterpillar, Inc.                                   9,697           924,221
                Cummins, Inc.                                       1,237            92,293
                Danaher Corp.                                       7,809           408,723
                Deere & Co.                                         6,996           458,168
                Dover Corp.                                         5,782           210,349
                Eaton Corp.                                         4,277           256,192
                ITT Industries, Inc.                                2,619           255,693
                Illinois Tool Works, Inc.                           7,747           617,281
                Ingersoll-Rand Co. Class A                          4,785           341,410
                Navistar International Corp. (a)                    1,869            59,808
                Paccar, Inc.                                        4,934           335,512
                Pall Corp.                                          3,530           107,171
                Parker Hannifin Corp.                               3,411           211,516
                                                                              -------------
                                                                                  4,278,337
-------------------------------------------------------------------------------------------
Media--3.6%
                Clear Channel Communications, Inc.                 14,472           447,619
                Comcast Corp. Class A (a)                          62,588         1,921,452
                Dow Jones & Co., Inc.                               2,014            71,396
                Gannett Co., Inc.                                   7,050           501,467
                Interpublic Group of Cos., Inc. (a)                12,001           146,172
                Knight-Ridder, Inc.                                 2,111           129,489
                The McGraw-Hill Cos., Inc.                         10,631           470,422
                Meredith Corp.                                      1,283            62,944
                New York Times Co. Class A                          4,131           128,681
                News Corp. Class A                                 82,338         1,332,229
                Omnicom Group                                       5,204           415,591
                Time Warner, Inc. (a)                             132,974         2,221,996
                Tribune Co.                                         8,458           297,552
                Univision Communications, Inc. Class A (a)          8,259           227,535
                Viacom, Inc. Class B                               45,754         1,465,043
                Walt Disney Co.                                    57,930         1,458,677
                                                                              -------------
                                                                                 11,298,265
-------------------------------------------------------------------------------------------
Metals & Mining--0.6%
                Alcoa, Inc.                                        24,751           646,744
                Allegheny Technologies, Inc.                        2,549            56,231
                Freeport-McMoRan Copper & Gold, Inc.
                Class B                                             5,100           190,944
                Newmont Mining Corp.                               12,656           493,964
                Nucor Corp.                                         4,547           207,434
                Phelps Dodge Corp.                                  2,750           254,375
                United States Steel Corp.                           3,241           111,393
                                                                              -------------
                                                                                  1,961,085
-------------------------------------------------------------------------------------------
Multi-Utilities--0.5%
                CMS Energy Corp. (a)                                6,209            93,508
                Dominion Resources, Inc.                            9,664           709,241
                Public Service Enterprise Group, Inc.               6,775           412,056
                Sempra Energy                                       6,791           280,536
                                                                              -------------
                                                                                  1,495,341


8           S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

                                                                   Shares
Industry*       Common Stocks                                        Held         Value
===========================================================================================
Multiline Retail--1.3%
                Big Lots, Inc. (a)                                  3,227     $      42,725
                Dillard's, Inc. Class A                             2,033            47,613
                Dollar General Corp.                                8,564           174,363
                Family Dollar Stores, Inc.                          4,726           123,349
                Federated Department Stores                         4,837           354,455
                JC Penney Co., Inc.                                 7,473           392,930
                Kohl's Corp. (a)                                    9,257           517,559
                The May Department Stores Co.                       8,499           341,320
                Nordstrom, Inc.                                     3,489           237,147
                Sears Holdings Corp. (a)                            2,901           434,773
                Target Corp.                                       25,069         1,364,004
                                                                              -------------
                                                                                  4,030,238
-------------------------------------------------------------------------------------------
Office Electronics--0.1%
                Xerox Corp. (a)                                    27,192           374,978
-------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels--7.5%
                Amerada Hess Corp.                                  2,437           259,565
                Anadarko Petroleum Corp.                            6,690           549,583
                Apache Corp.                                        9,314           601,684
                Ashland, Inc. (a)                                   1,903           136,769
                Burlington Resources, Inc.                         10,945           604,602
                Chevron Corp.                                      59,546         3,329,812
                ConocoPhillips                                     39,512         2,271,545
                Devon Energy Corp.                                 13,445           681,393
                EOG Resources, Inc.                                 6,790           385,672
                El Paso Corp.                                      18,292           210,724
                Exxon Mobil Corp.                                 180,651        10,382,013
                Kerr-McGee Corp.                                    3,308           252,433
                Kinder Morgan, Inc.                                 3,081           256,339
                Marathon Oil Corp.                                  9,873           526,922
                Occidental Petroleum Corp.                         11,303           869,540
                Sunoco, Inc.                                        1,954           222,131
                Unocal Corp.                                        7,713           501,731
                Valero Energy Corp.                                 7,286           576,395
                Williams Cos., Inc.                                16,200           307,800
                XTO Energy, Inc.                                   10,243           348,160
                                                                              -------------
                                                                                 23,274,813
-------------------------------------------------------------------------------------------
Paper & Forest Products--0.4%
                Georgia-Pacific Corp.                               7,382           234,748
                International Paper Co.                            13,920           420,523
                Louisiana-Pacific Corp.                             3,147            77,353
                MeadWestvaco Corp.                                  5,291           148,360
                Weyerhaeuser Co.                                    6,951           442,431
                                                                              -------------
                                                                                  1,323,415
-------------------------------------------------------------------------------------------
Personal Products--0.6%
                Alberto-Culver Co. Class B                          2,425           105,075
                Avon Products, Inc.                                13,396           507,039
                The Gillette Co.                                   28,311         1,433,386
                                                                              -------------
                                                                                  2,045,500
-------------------------------------------------------------------------------------------
Pharmaceuticals--7.1%
                Abbott Laboratories                                44,006         2,156,734
                Allergan, Inc.                                      3,702           315,558
                Bristol-Myers Squibb Co.                           55,458         1,385,341
                Eli Lilly & Co.                                    32,155         1,791,355
                Forest Laboratories, Inc. (a)                       9,663           375,408
                Johnson & Johnson                                  84,386         5,485,090
                King Pharmaceuticals, Inc. (a)                      6,861            71,492
                Merck & Co., Inc.                                  62,522         1,925,678
                Mylan Laboratories                                  7,644           147,071
                Pfizer, Inc.                                      211,004         5,819,490
                Schering-Plough Corp.                              41,861           797,871
                Watson Pharmaceuticals, Inc. (a)                    3,127            92,434
                Wyeth                                              37,985         1,690,333
                                                                              -------------
                                                                                 22,053,855
-------------------------------------------------------------------------------------------
Real Estate--0.6%
                Apartment Investment & Management Co.
                Class A                                             2,705           110,689
                Archstone-Smith Trust                               5,640           217,817
                Equity Office Properties Trust                     11,566           382,835
                Equity Residential                                  8,134           299,494
                Plum Creek Timber Co., Inc.                         5,221           189,522
                Prologis                                            5,297           213,151
                Simon Property Group, Inc.                          6,235           451,975
                                                                              -------------
                                                                                  1,865,483
-------------------------------------------------------------------------------------------
Road & Rail--0.5%
                Burlington Northern Santa Fe Corp.                 10,686           503,097
                CSX Corp.                                           6,146           262,188
                Norfolk Southern Corp.                             11,473           355,204
                Union Pacific Corp.                                 7,464           483,667
                                                                              -------------
                                                                                  1,604,156
-------------------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment--3.2%
                Advanced Micro Devices, Inc. (a)                   11,209           194,364
                Altera Corp. (a)                                   10,538           208,863
                Analog Devices, Inc.                               10,501           391,792
                Applied Materials, Inc.                            46,654           754,862
                Applied Micro Circuits Corp. (a)                    8,699            22,269
                Broadcom Corp. Class A (a)                          8,306           294,946
                Freescale Semiconductor, Inc. Class B (a)          11,329           239,948
                Intel Corp.                                       175,180         4,565,191
                Kla-Tencor Corp.                                    5,588           244,196
                LSI Logic Corp. (a)                                11,006            93,441
                Linear Technology Corp.                             8,686           318,689
                Maxim Integrated Products, Inc.                     9,308           355,659
                Micron Technology, Inc. (a)                        17,449           178,154
                National Semiconductor Corp.                        9,907           218,251
                Novellus Systems, Inc. (a)                          3,920            96,863
                Nvidia Corp. (a)                                    4,795           128,122
                PMC-Sierra, Inc. (a)                                5,119            47,760
                Teradyne, Inc. (a)                                  5,557            66,517
                Texas Instruments, Inc.                            47,171         1,324,090
                Xilinx, Inc.                                        9,956           253,878
                                                                              -------------
                                                                                  9,997,855
-------------------------------------------------------------------------------------------
Software--3.8%
                Adobe Systems, Inc.                                13,877           397,160
                Autodesk, Inc.                                      6,485           222,889
                BMC Software, Inc. (a)                              6,287           112,852
                Citrix Systems, Inc. (a)                            4,804           104,055
                Computer Associates International, Inc.            15,105           415,085
                Compuware Corp. (a)                                11,025            79,270
                Electronic Arts, Inc. (a)                           8,699           492,450
                Intuit, Inc. (a)                                    5,262           237,369
                Mercury Interactive Corp. (a)                       2,457            94,251
                Microsoft Corp.                                   285,148         7,083,076
                Novell, Inc. (a)                                   10,810            67,022
                Oracle Corp. (a)                                  125,479         1,656,323
                Parametric Technology Corp. (a)                     7,709            49,183
                Siebel Systems, Inc.                               14,663           130,501
                Symantec Corp. (a)                                 20,187           438,865


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005            9

Schedule of Investments (concluded)

                                                                   Shares
Industry*       Common Stocks                                        Held         Value
===========================================================================================
Software (concluded)
                Veritas Software Corp. (a)                         12,129     $     295,948
                                                                              -------------
                                                                                 11,876,299
-------------------------------------------------------------------------------------------
Specialty Retail--2.3%
                Autonation, Inc. (a)                                6,336           130,015
                Autozone, Inc. (a)                                  1,863           172,253
                Bed Bath & Beyond, Inc. (a)                         8,384           350,284
                Best Buy Co., Inc.                                  8,472           580,756
                Circuit City Stores, Inc.                           5,428            93,850
                The Gap, Inc.                                      21,506           424,744
                Home Depot, Inc.                                   60,910         2,369,399
                Limited Brands                                     10,790           231,122
                Lowe's Cos., Inc.                                  21,921         1,276,241
                Office Depot, Inc. (a)                              8,964           204,738
                OfficeMax, Inc.                                     2,006            59,719
                RadioShack Corp.                                    4,418           102,365
                The Sherwin-Williams Co.                            3,553           167,311
                Staples, Inc.                                      20,905           445,695
                TJX Cos., Inc.                                     13,352           325,121
                Tiffany & Co.                                       4,078           133,595
                Toys "R" Us, Inc. (a)                               6,287           166,480
                                                                              -------------
                                                                                  7,233,688
-------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.4%
                Coach, Inc. (a)                                    10,703           359,300
                Jones Apparel Group, Inc.                           3,424           106,281
                Liz Claiborne, Inc.                                 3,082           122,540
                Nike, Inc. Class B                                  6,482           561,341
                Reebok International Ltd.                           1,593            66,635
                VF Corp.                                            2,838           162,390
                                                                              -------------
                                                                                  1,378,487
-------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance--1.8%
                Countrywide Financial Corp.                        16,679           643,976
                Fannie Mae                                         27,468         1,604,131
                Freddie Mac                                        19,599         1,278,443
                Golden West Financial Corp.                         8,022           516,456
                MGIC Investment Corp.                               2,678           174,659
                Sovereign Bancorp, Inc.                            10,350           231,219
                Washington Mutual, Inc.                            24,896         1,013,018
                                                                              -------------
                                                                                  5,461,902
-------------------------------------------------------------------------------------------
Tobacco--1.4%
                Altria Group, Inc.                                 58,771         3,800,133
                Reynolds American, Inc.                             3,306           260,513
                UST, Inc.                                           4,692           214,237
                                                                              -------------
                                                                                  4,274,883
-------------------------------------------------------------------------------------------
Trading Companies & Distributors--0.0%
                WW Grainger, Inc.                                   2,367           129,688
-------------------------------------------------------------------------------------------
Wireless Telecommunication Services--0.3%
                Nextel Communications, Inc. Class A (a)            31,936         1,031,852
-------------------------------------------------------------------------------------------
                Total Common Stocks
                (Cost--$303,942,781)--99.5%                                     309,056,821
===========================================================================================

                Short-Term Securities                         Face Amount
===========================================================================================
Time Deposits
                State Street Bank & Trust Co.,
                2.50% due 7/01/2005                            $1,982,306         1,982,306
-------------------------------------------------------------------------------------------
                Total Short-Term Securities
                (Cost--$1,982,306)--0.6%                                          1,982,306
===========================================================================================
                Total Investments
                (Cost--$305,925,087)--100.1%                                    311,039,127
===========================================================================================

                                                                Number of
                Options Written                                 Contracts
===========================================================================================
Call Options Written
                S&P 500 Flex Option, expiring July 2005
                at USD 122, Broker Goldman Sachs
                & Co., NY                                           2,641          (303,715)
-------------------------------------------------------------------------------------------
                Total Options Written
                (Premiums Received--$2,872,205)--(0.1%)                            (303,715)
===========================================================================================
                Total Investments, Net of Options Written
                (Cost--$303,052,882**)--100.0%                                  310,735,412

                Other Assets Less Liabilities--0.0%                                  87,942
                                                                              -------------
                Net Assets--100.0%                                            $ 310,823,354
                                                                              =============

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of June 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost ............................................  $303,052,882
                                                                   ============
      Gross unrealized appreciation .............................  $ 14,078,724
      Gross unrealized depreciation .............................    (6,396,194)
                                                                   ------------
      Net unrealized appreciation ...............................  $  7,682,530
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                    Net                 Dividend
      Affiliate                                  Activity                Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                   26,829                $  5,171
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of June 30, 2005 were as follows:

      --------------------------------------------------------------------------
      Number of                     Expiration         Face          Unrealized
      Contracts       Issue            Date            Value        Depreciation
      --------------------------------------------------------------------------
          40      S&P 500 EMINI   September 2005    $2,439,862         $(48,862)
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


10          S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

Statement of Assets, Liabilities and Capital

As of June 30, 2005
===========================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$304,453,690) ................................                      $ 309,563,264
                       Investments in affiliated securities, at value
                        (identified cost--$1,471,397) ..................................                          1,475,863
                       Cash collateral on options ......................................                            415,851
                       Receivables:
                          Dividends ....................................................    $      382,051
                          Interest .....................................................               138          382,189
                                                                                            -------------------------------
                       Total assets ....................................................                        311,837,167
                                                                                                              -------------
===========================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------
                       Options written, at value (premiums received--$2,872,205) .......                            303,715
                       Payables:
                          Offering costs ...............................................           463,371
                          Investment adviser ...........................................           209,838
                          Variation margin .............................................            15,000          688,209
                                                                                            --------------
                       Accrued expenses and other liabilities ..........................                             21,889
                                                                                                              -------------
                       Total liabilities ...............................................                          1,013,813
                                                                                                              -------------
===========================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------
                       Net Assets ......................................................                      $ 310,823,354
                                                                                                              =============
===========================================================================================================================
Capital
---------------------------------------------------------------------------------------------------------------------------
                       Common Stock, $.001 par value, 100,000,000 shares authorized ....                      $      17,161
                       Paid-in capital in excess of par ................................                        326,797,336
                       Accumulated distributions in excess of investment income--net ...    $  (15,969,354)
                       Accumulated realized capital losses--net ........................        (7,655,457)
                       Unrealized appreciation--net ....................................         7,633,668
                                                                                            --------------
                       Total accumulated losses--net ...................................                        (15,991,143)
                                                                                                              -------------
                       Total capital--Equivalent to $18.11 per share based
                        on 17,160,699 shares of capital stock outstanding
                        (market price--$19.03) .........................................                      $ 310,823,354
                                                                                                              =============

      See Notes to Financial Statements.


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005           11

Statement of Operations

For the Period March 31, 2005+ to June 30, 2005
===========================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------------
                       Dividends (including $5,171 from affiliates) ....................                      $   1,259,002
                       Interest ........................................................                            352,995
                                                                                                              -------------
                       Total income ....................................................                          1,611,997
                                                                                                              -------------
===========================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ........................................    $      696,426
                       Directors' fees and expenses ....................................            23,529
                       Accounting services .............................................            16,293
                       Professional fees ...............................................            12,279
                       Custodian fees ..................................................             8,793
                       Printing and shareholder reports ................................             5,680
                       Transfer agent fees .............................................             5,434
                       Pricing fees ....................................................                81
                       Other ...........................................................             7,600
                                                                                            --------------
                       Total expenses ..................................................                            776,115
                                                                                                              -------------
                       Investment income--net ..........................................                            835,882
                                                                                                              -------------
===========================================================================================================================
Realized & Unrealized Gain (Loss)--Net
---------------------------------------------------------------------------------------------------------------------------
                       Realized gain (loss) on:
                          Investments--net .............................................           370,305
                          Futures contracts--net .......................................            55,946
                          Options written--net .........................................        (8,081,708)      (7,655,457)
                                                                                            --------------
                       Unrealized appreciation/depreciation on:
                          Investments--net .............................................         5,114,040
                          Futures contracts--net .......................................           (48,862)
                          Options written--net .........................................         2,568,490        7,633,668
                                                                                            -------------------------------
                       Total realized and unrealized loss--net .........................                            (21,789)
                                                                                                              -------------
                       Net Increase in Net Assets Resulting from Operations ............                      $     814,093
                                                                                                              =============

+     Commencement of operations.

      See Notes to Financial Statements.


12          S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

Statement of Changes in Net Assets

                                                                                                          For the Period
                                                                                                             March 31,
                                                                                                              2005+ to
                                                                                                              June 30,
Increase (Decrease) in Net Assets:                                                                              2005
========================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .........................................................    $     835,882
                       Realized loss--net .............................................................       (7,655,457)
                       Unrealized appreciation/depreciation--net ......................................        7,633,668
                                                                                                           -------------
                       Net increase in net assets resulting from operations ...........................          814,093
                                                                                                           -------------
========================================================================================================================
Dividends to Shareholders
------------------------------------------------------------------------------------------------------------------------
                       Investment income--net .........................................................      (16,805,236)
                                                                                                           -------------
                       Net decrease in net assets resulting from dividends to shareholders ............      (16,805,236)
                                                                                                           -------------
========================================================================================================================
Capital Stock Transactions
------------------------------------------------------------------------------------------------------------------------
                       Proceeds from issuance of Common Stock .........................................      320,880,000
                       Value of shares issued to Common Stock shareholders in reinvestment of dividends        6,426,771
                       Offering costs resulting from the issuance of Common Stock .....................         (592,282)
                                                                                                           -------------
                       Net increase in net assets resulting from capital stock
                        transactions ..................................................................      326,714,489
                                                                                                           -------------
========================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ...................................................      310,723,346
                       Beginning of period ............................................................          100,008
                                                                                                           -------------
                       End of period* .................................................................    $ 310,823,354
                                                                                                           =============
                        * Accumulated distributions in excess of investment income--net ...............    $ (15,969,354)
                                                                                                           =============

+     Commencement of operations.

      See Notes to Financial Statements.


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005           13

Financial Highlights

                                                                                     For the Period
                                                                                        March 31,
                                                                                         2005+ to
The following per share data and ratios have been derived                                June 30,
from information provided in the financial statements.                                     2005
===================================================================================================
Per Share Operating Performance
---------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .....................    $        19.10
                                                                                     --------------
                       Investment income--net*** ................................               .05
                       Realized and unrealized loss--net ........................              --++
                                                                                     --------------
                       Total from investment operations .........................               .05
                                                                                     --------------
                       Less dividends from investment income--net ...............             (1.00)
                                                                                     --------------
                       Offering costs resulting from the issuance of Common Stock              (.04)
                                                                                     --------------
                       Net asset value, end of period ...........................    $        18.11
                                                                                     ==============
                       Market price per share, end of period ....................    $        19.03
                                                                                     ==============
===================================================================================================
Total Investment Return**
---------------------------------------------------------------------------------------------------
                       Based on net asset value per share .......................               .06%@
                                                                                     ==============
                       Based on market price per share ..........................               .41%@
                                                                                     ==============
===================================================================================================
Ratios to Average Net Assets
---------------------------------------------------------------------------------------------------
                       Expenses .................................................              1.00%*
                                                                                     ==============
                       Investment income--net ...................................              1.08%*
                                                                                     ==============
===================================================================================================
Supplemental Data
---------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) .................    $      310,823
                                                                                     ==============
                       Portfolio turnover .......................................              5.61%
                                                                                     ==============

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
***   Based on average shares outstanding.
+     Commencement of operations.
++    Amount is less than $(.01) per share.
@     Aggregate total investment return.

      See Notes to Financial Statements.


14          S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

Notes to Financial Statements

1. Significant Accounting Policies:

S&P 500(R) Covered Call Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. Prior to commencement of operations on March 31, 2005, the Fund had no operations other than those relating to organizational matters and the sale of 5,236 shares of Common Stock on March 15, 2005 to Merrill Lynch Investment Managers, L.P. ("MLIM") for $100,008. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange ("NYSE") under the symbol BEP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Equity securities that are held by the Fund that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund's net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund's Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund's Board of Directors.


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005           15

(b) Derivative financial instruments -- The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Options -- The Fund may purchase and write call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Offering expenses -- Direct expenses relating to the public offering of the Fund's Common Stock were charged to capital at the time of issuance of the shares.

(g) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory and Management Agreement and Transactions with
Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC ("IQ"), an indirect subsidiary of Merrill Lynch & Co. Inc. ("ML & Co.").


16          S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

Notes to Financial Statements (concluded)

IQ is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a monthly fee at an annual rate equal to .90% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. IQ has entered into a Subadvisory Agreement with PEA Capital LLC ("PEA") pursuant to which PEA provides certain investment advisory services to IQ with respect to the Fund. For such services, IQ will pay PEA a monthly fee at an annual rate of .40% of the average daily value of the Fund's net assets plus borrowings for leverage and other investment purposes. There was no increase in the aggregate fees paid by the Fund for these services.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to ML & Co. and its affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of IQ. Pursuant to that order, the Fund may retain Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of IQ, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by IQ or its affiliates.

For the period March 31, 2005 to June 30, 2005, MLPF&S received gross fees from underwriting of $11,392,299 in connection with the issuance of the Fund's Common Stock. In addition, the Fund reimbursed MLPF&S $77,397 as a partial reimbursement of expenses incurred in connection with the issuance of the Fund's Common Stock.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, IQ, MLPF&S, ML & Co., and/or MLIM, LLC.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period March 31, 2005 to June 30, 2005 were $317,946,987 and $14,374,512, respectively.

Transactions in options written for the period March 31, 2005 to June 30, 2005 were as follows:

--------------------------------------------------------------------------------
                                                   Number of            Premiums
                                                   Contracts            Received
--------------------------------------------------------------------------------
Outstanding call options written,
   beginning of period ...................                --                 --
Options written ..........................             8,306       $ 10,081,931
Options closed ...........................            (5,665)        (7,209,726)
                                                -------------------------------
Outstanding call options written,
   end of period .........................             2,641       $  2,872,205
                                                ===============================

4. Capital Share Transactions:

The Fund is authorized to issue 100,000,000 shares of capital stock, par value $.001, all of which are initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of capital stock without approval of the holders of Common Stock.

Shares issued and outstanding during the period March 31, 2005 to June 30, 2005 increased by 16,800,000 from shares sold and 355,463 as a result of dividend reinvestment.


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005           17

Officers and Directors

Alan R. Batkin, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
William J. Rainer, Director and Chairman of the Nominating Committee Andrew J. Donohue, Director and Chief Legal Officer
Steven W. Kohlhagen, Director
Mitchell M. Cox, President
Donald C. Burke, Vice President, Secretary and Treasurer
Justin C. Ferri, Vice President
Jay M. Fife, Vice President
Colleen R. Rusch, Vice President
Jeffrey Hiller, Chief Compliance Officer

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

The Bank of New York
101 Barclay Street -- 11 East
New York, NY 10286

NYSE Symbol

BEP


18          S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


            S&P 500(R) COVERED CALL FUND INC.         JUNE 30, 2005           19

S&P 500(R) Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500 BuyWrite Index(SM).

This report, including the financial information herein, is transmitted to shareholders of S&P 500(R) Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission's Web site at http://www.sec.gov.

S&P 500(R) Covered Call Fund Inc.
Box 9011
Princeton, NJ 08543-9011

                                                                #IQSP5CC -- 6/05

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) Covered Call Fund Inc.

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -----------------------
    Mitchell M. Cox,
    Chief Executive Officer of
    S&P 500(R) Covered Call Fund Inc.

Date: August 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke,
    Chief Financial Officer of
    S&P 500(R) Covered Call Fund Inc.

Date: August 19, 2005